CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 207,228	$ 29,633	¥ 465,004
Restricted cash	10,222	1,462	26,061
Short-term investments	853,704	122,078	432,823
Accounts receivable, net	66,834	9,557	43,313
Amounts due from related parties	¥ 1,293	$ 185	¥ 752
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets, net (including loan receivable from a related party, net amounting to RMB10,173 and RMB5,396 as of December 31, 2024 and 2025, respectively)	¥ 157,558	$ 22,530	¥ 235,443
Total current assets	1,296,839	185,445	1,203,396
Non-current assets
Long-term investments	227,012	32,462	534,041
Property and equipment, net	18,860	2,697	32,849
Intangible assets, net	19,600	2,809	22,210
Land use right, net	0	0	88,467
Operating lease right-of-use assets, net	6,873	983	9,266
Other non-current assets, net	30,754	4,398	19,208
Total non-current assets	303,144	43,349	706,041
Total assets	1,599,983	228,794	1,909,437
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB683,641 and RMB619,926 as of December 31, 2024 and 2025, respectively)
Short-term borrowings	35	5	36
Accounts and notes payable	219,440	31,380	290,112
Amounts due to related parties	¥ 980	$ 140	¥ 3,121
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Salary and welfare payable	¥ 19,594	$ 2,802	¥ 23,148
Taxes payable	4,077	583	5,060
Advances from customers	184,461	26,378	247,151
Operating lease liabilities, current	3,340	478	2,994
Accrued expenses and other current liabilities	204,388	29,226	322,034
Total current liabilities	636,315	90,992	893,656
Non-current liabilities
Operating lease liabilities, non-current	1,023	146	1,680
Deferred tax liabilities	4,534	648	5,151
Total non-current liabilities	5,557	794	6,831
Total liabilities	641,872	91,786	900,487
Commitments and contingencies (Note 21)
Equity
Ordinary shares	219	31	249
Less: Treasury stock (38,169,381 shares and 17,697,861 shares as of December 31, 2024 and 2025, respectively)	(82,474)	(11,794)	(329,668)
Additional paid-in capital	9,122,119	1,304,446	9,146,928
Accumulated other comprehensive income	307,446	43,964	313,460
Accumulated deficit	(8,317,009)	(1,189,316)	(8,050,378)
Total Tuniu Corporation shareholders' equity	1,030,301	147,331	1,080,591
Noncontrolling interests	(72,190)	(10,323)	(71,641)
Total equity	958,111	137,008	1,008,950
Total liabilities, redeemable noncontrolling interests and equity	¥ 1,599,983	$ 228,794	¥ 1,909,437